Intangible Assets and Goodwill Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 52,906	$ 68,634
Finite-Lived Intangible Assets, Accumulated Amortization	(44,224)	(56,537)
Finite-Lived Intangible Assets, Net	8,682	12,097
Indefinite-Lived Intangible Assets (Excluding Goodwill)	70,355	66,500
Intangible Assets Including Goodwill Gross	772,081	777,463
Goodwill	648,820	642,329
Intangible Assets, Net (Including Goodwill)	727,857	720,926
Intangible Assets Including Goodwill [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(44,224)	(56,537)
Renewable Investment Advisory Rights [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	68,455	64,600
Trade Names [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,900	1,900
Customer Relationships [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	45,812	56,492
Finite-Lived Intangible Assets, Accumulated Amortization	(37,914)	(45,958)
Finite-Lived Intangible Assets, Net	7,898	10,534	2,000
Noncompete Agreements [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	7,094	12,142
Finite-Lived Intangible Assets, Accumulated Amortization	(6,310)	(10,579)
Finite-Lived Intangible Assets, Net	$ 784	$ 1,563	$ 800